John Hancock
Opportunistic Fixed Income Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 16.6%					$14,177,072
(Cost $13,877,311)
U.S. Government 10.4%					8,918,637
U.S. Treasury
Note	1.625	05-15-31		4,680,000	4,770,675
Treasury Inflation Protected Security	0.125	04-15-26		1,547,917	1,678,372
Treasury Inflation Protected Security (A)	0.125	02-15-51		1,685,632	2,021,946
Treasury Inflation Protected Security	0.250	02-15-50		277,384	339,827
Treasury Inflation Protected Security	0.750	02-15-45		34,943	45,613
Treasury Inflation Protected Security	0.875	02-15-47		45,450	62,204
U.S. Government Agency 6.2%					5,258,435
Federal National Mortgage Association
30 Yr Pass Thru (B)	2.000	TBA		1,209,000	1,210,093
30 Yr Pass Thru (B)	2.000	TBA		950,000	949,004
30 Yr Pass Thru (B)	2.500	TBA		1,335,000	1,365,038

30 Yr Pass Thru (B)	2.500	TBA		1,692,000	1,734,300
Foreign government obligations 44.0%					$37,515,365
(Cost $40,723,933)
Argentina 0.1%					67,214
Republic of Argentina
Bond	1.000	07-09-29		7,467	2,470
Bond (1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.125	07-09-35		229,987	64,744
Australia 1.4%					1,195,752
Commonwealth of Australia
Bond	0.250	11-21-32	AUD	520,000	396,363
Inflation Linked Bond	0.805	11-21-27	AUD	955,000	799,389
Brazil 2.7%					2,283,993
Federative Republic of Brazil
Note	6.000	05-15-55	BRL	716,000	528,042
Note	10.000	01-01-25	BRL	1,718,000	307,287
Note	10.000	01-01-29	BRL	8,303,000	1,448,664
Bulgaria 0.6%					479,607
Republic of Bulgaria
Bond	1.375	09-23-50	EUR	450,000	479,607
Canada 2.9%					2,444,864
Government of Canada
Bond	0.500	12-01-50	CAD	527,731	465,244
Bond	1.500	12-01-44	CAD	197,771	204,137
Bond	3.000	12-01-36	CAD	416,217	478,139
Bond	4.000	12-01-31	CAD	1,141,465	1,297,344
Chile 1.4%					1,167,751
Republic of Chile
Bond	1.900	09-01-30	CLP	922,884,000	1,094,131
Bond	5.000	03-01-35	CLP	65,000,000	73,620
Colombia 0.9%					799,091
Republic of Colombia
Bond	3.875	03-22-26	EUR	145,000	177,600
Bond	3.875	02-15-61		260,000	197,085
Bond	6.000	04-28-28	COP	685,100,000	154,474
Bond	6.125	01-18-41		260,000	269,932
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Croatia 0.5%					$444,237
Republic of Croatia
Bond	1.500	06-17-31	EUR	390,000	444,237
Czech Republic 0.2%					170,902
Czech Republic
Bond	2.500	08-25-28	CZK	3,870,000	170,902
Egypt 0.2%					160,560
Arab Republic of Egypt
Bond	7.903	02-21-48		200,000	160,560
Greece 0.3%					235,281
Republic of Greece
GDP-Linked Note (C)	4.484*	10-15-42	EUR	119,230,000	235,281
Hungary 0.9%					762,227
Republic of Hungary
Bond	1.625	04-28-32	EUR	110,000	129,412
Bond	1.750	06-05-35	EUR	430,000	505,444
Bond	2.750	12-22-26	HUF	43,870,000	127,371
Iceland 1.9%					1,601,849
The Republic of Iceland
Bond	5.000	11-15-28	ISK	195,110,000	1,601,849
Indonesia 1.3%					1,137,107
Republic of Indonesia
Bond	1.400	10-30-31	EUR	670,000	758,647
Bond	9.000	03-15-29	IDR	4,649,000,000	378,460
Israel 2.5%					2,108,116
State of Israel
Bond	3.750	03-31-47	ILS	4,904,544	2,108,116
Ivory Coast 0.1%					105,642
Republic of Ivory Coast
Bond	4.875	01-30-32	EUR	100,000	105,642
Japan 5.0%					4,253,308
Government of Japan
CPI Linked Bond	0.100	03-10-28	JPY	230,047,758	2,101,334
CPI Linked Bond	0.100	03-10-29	JPY	234,795,732	2,151,974
Macedonia 0.4%					385,665
Republic of North Macedonia
Bond	1.625	03-10-28	EUR	200,000	211,597
Bond	2.750	01-18-25	EUR	150,000	174,068
Malaysia 0.4%					309,303
Government of Malaysia
Bond	3.733	06-15-28	MYR	1,280,000	309,303
Mexico 1.4%					1,217,160
Government of Mexico
Bond	2.125	10-25-51	EUR	300,000	274,416
Bond	3.625	04-09-29	EUR	145,000	188,541
Bond	4.000	11-15-40	MXN	5,848,899	293,696
Bond	7.500	06-03-27	MXN	6,751,300	316,830
Bond	8.000	11-07-47	MXN	3,114,300	143,677
Morocco 0.9%					735,816
Kingdom of Morocco
Bond	1.500	11-27-31	EUR	620,000	628,057
Bond	2.000	09-30-30	EUR	100,000	107,759
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
New Zealand 2.0%					$1,667,015
Government of New Zealand
Bond	1.500	05-15-31	NZD	145,000	91,468
Inflation Linked Bond	2.740	09-20-40	NZD	380,000	366,545
Inflation Linked Bond	2.769	09-20-35	NZD	210,000	196,550
Inflation Linked Bond	3.375	09-20-30	NZD	1,075,000	1,012,452
Norway 2.4%					2,062,830
Kingdom of Norway
Bond (D)	1.375	08-19-30	NOK	8,860,000	971,630
Bond (D)	1.750	09-06-29	NOK	9,670,000	1,091,200
Panama 0.2%					214,502
Republic of Panama
Bond	4.500	04-01-56		200,000	214,502
Peru 0.1%					76,429
Republic of Peru
Bond	6.950	08-12-31	PEN	290,000	76,429
Philippines 0.4%					367,895
Republic of the Philippines
Bond	1.750	04-28-41	EUR	330,000	367,895
Poland 0.3%					286,881
Republic of Poland
Bond	2.500	07-25-26	PLN	1,210,000	286,881
Romania 0.8%					723,026
Republic of Romania
Bond (D)	2.625	12-02-40	EUR	120,000	120,036
Bond (D)	2.750	04-14-41	EUR	360,000	362,259
Bond	3.875	10-29-35	EUR	110,000	133,196
Bond	4.750	02-24-25	RON	470,000	107,535
Russia 2.5%					2,130,983
Government of Russia
Bond	5.900	03-12-31	RUB	57,470,000	660,567
Bond	6.900	05-23-29	RUB	71,950,000	898,811
Bond	7.050	01-19-28	RUB	3,775,000	47,692
Bond	7.650	04-10-30	RUB	18,970,000	246,852
Bond	8.150	02-03-27	RUB	20,740,000	277,061
Saudi Arabia 0.2%					193,250
Kingdom of Saudi Arabia
Bond (D)	2.250	02-02-33		200,000	193,250
Serbia 0.5%					411,065
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	300,068
Bond	1.650	03-03-33	EUR	110,000	110,997
South Africa 0.3%					294,676
Republic of South Africa
Bond	7.000	02-28-31	ZAR	5,710,000	294,676
South Korea 7.8%					6,641,849
Republic of Korea
Bond	1.375	12-10-29	KRW	5,440,840,000	4,287,052
Bond	1.375	06-10-30	KRW	265,560,000	207,827
Bond	2.000	06-10-31	KRW	1,024,580,000	843,448
Inflation Linked Bond	1.125	06-10-30	KRW	1,191,088,818	1,010,509
Inflation Linked Bond	1.750	06-10-28	KRW	326,669,499	293,013
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Thailand 0.4%					$330,422
Kingdom of Thailand
Bond	2.875	12-17-28	THB	10,240,000	330,422
Turkey 0.1%					45,713
Republic of Turkey
Bond	9.000	07-24-24	TRY	810,000	45,713
Uruguay 0.0%					3,384
Republic of Uruguay
Bond	8.500	03-15-28	UYU	150,000	3,384
Corporate bonds 8.8%					$7,503,718
(Cost $7,463,060)
Canada 0.1%					64,418
goeasy, Ltd. (D)	4.375	05-01-26		63,000	64,418
Cayman Islands 0.0%					27,340
Spirit Loyalty Cayman, Ltd. (D)	8.000	09-20-25		25,000	27,340
Finland 0.3%					255,121
Nokia OYJ	6.625	05-15-39		190,011	255,121
Luxembourg 0.1%					80,381
Codere Finance 2 Luxembourg SA (2.000% Cash and 10.750% PIK)	12.750	11-01-23	EUR	113,438	80,381
United Kingdom 0.1%					60,043
British Airways 2021-1 Class A Pass Through Trust (D)	2.900	03-15-35		60,000	60,043
United States 8.2%					7,016,415
Acrisure LLC (D)	6.000	08-01-29		32,000	30,608
Acrisure LLC (D)	7.000	11-15-25		61,000	60,466
Alliant Holdings Intermediate LLC (D)	6.750	10-15-27		60,000	60,623
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	216,015
Ambience Merger Sub, Inc. (D)	7.125	07-15-29		63,000	60,953
American Airlines, Inc. (D)	5.750	04-20-29		50,000	52,144
Antero Midstream Partners LP (D)	5.375	06-15-29		43,000	43,472
Antero Resources Corp. (D)	5.375	03-01-30		41,000	42,281
Antero Resources Corp. (D)	8.375	07-15-26		25,000	27,719
APX Group, Inc. (D)	5.750	07-15-29		18,000	17,550
Aramark Services, Inc. (D)	6.375	05-01-25		75,000	78,225
Arches Buyer, Inc. (D)	6.125	12-01-28		85,000	85,825
AssuredPartners, Inc. (D)	5.625	01-15-29		33,000	31,680
Bausch Health Companies, Inc. (D)	4.875	06-01-28		30,000	29,550
Bausch Health Companies, Inc. (D)	5.000	01-30-28		33,000	29,346
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (D)	7.750	04-01-27		42,000	40,583
Black Knight InfoServ LLC (D)	3.625	09-01-28		140,000	136,640
Blue Racer Midstream LLC (D)	7.625	12-15-25		30,000	31,575
Boyd Gaming Corp. (D)	8.625	06-01-25		32,000	34,240
Broadcom, Inc.	4.300	11-15-32		70,000	78,081
Builders FirstSource, Inc. (D)	5.000	03-01-30		145,000	153,958
Caesars Entertainment, Inc. (D)	8.125	07-01-27		65,000	71,315
Carnival Corp. (D)	6.000	05-01-29		80,000	77,747
Carnival Corp. (D)	7.625	03-01-26		50,000	51,275
CCO Holdings LLC (D)	5.375	06-01-29		79,000	83,568
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25		79,000	79,490
Community Health Systems, Inc. (D)	4.750	02-15-31		30,000	29,550
Community Health Systems, Inc. (D)	6.000	01-15-29		30,000	31,200
Compass Group Diversified Holdings LLC (D)	5.250	04-15-29		83,000	85,405
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Consolidated Communications, Inc. (D)	6.500	10-01-28	79,000	$81,963
Dave & Buster’s, Inc. (D)	7.625	11-01-25	28,000	29,680
Diamondback Energy, Inc.	4.750	05-31-25	5,000	5,479
Embarq Corp.	7.995	06-01-36	25,000	27,405
EnLink Midstream LLC (D)	5.625	01-15-28	62,000	63,550
FirstCash, Inc. (D)	4.625	09-01-28	168,000	167,173
Flex, Ltd.	4.875	05-12-30	60,000	68,654
Freedom Mortgage Corp. (D)	7.625	05-01-26	85,000	82,047
Frontier Communications Holdings LLC (D)	5.875	10-15-27	30,000	30,980
Frontier Communications Holdings LLC (D)	6.000	01-15-30	103,000	101,320
Frontier Communications Holdings LLC (D)	6.750	05-01-29	110,000	113,222
Genworth Holdings, Inc.	4.800	02-15-24	87,000	90,314
Genworth Holdings, Inc.	6.500	06-15-34	30,000	31,200
Gray Oak Pipeline LLC (D)	3.450	10-15-27	60,000	62,530
Great Lakes Dredge & Dock Corp. (D)	5.250	06-01-29	39,000	39,822
Hawaiian Brand Intellectual Property, Ltd. (D)	5.750	01-20-26	83,000	84,815
Hightower Holding LLC (D)	6.750	04-15-29	84,000	84,630
Home Point Capital, Inc. (D)	5.000	02-01-26	155,000	143,463
HUB International, Ltd. (D)	5.625	12-01-29	60,000	59,873
HUB International, Ltd. (D)	7.000	05-01-26	60,000	61,275
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	100,000	100,786
Ladder Capital Finance Holdings LLLP (D)	4.250	02-01-27	88,000	87,481
LBM Acquisition LLC (D)	6.250	01-15-29	43,000	41,160
LD Holdings Group LLC (D)	6.125	04-01-28	48,000	44,059
LD Holdings Group LLC (D)	6.500	11-01-25	30,000	28,671
Lennar Corp.	4.750	11-29-27	60,000	68,189
LFS Topco LLC (D)	5.875	10-15-26	40,000	41,395
LGI Homes, Inc. (D)	4.000	07-15-29	86,000	82,560
M/I Homes, Inc.	3.950	02-15-30	87,000	85,913
M/I Homes, Inc.	4.950	02-01-28	30,000	30,900
Matador Resources Company	5.875	09-15-26	85,000	86,205
Mileage Plus Holdings LLC (D)	6.500	06-20-27	30,000	32,025
Mozart Debt Merger Sub, Inc. (D)	5.250	10-01-29	20,000	19,975
MSCI, Inc. (D)	3.875	02-15-31	70,000	72,018
Nabors Industries, Inc. (D)	7.375	05-15-27	20,000	19,600
Novelis Corp. (D)	4.750	01-30-30	61,000	61,590
Occidental Petroleum Corp.	3.000	02-15-27	45,000	43,494
Occidental Petroleum Corp.	4.400	08-15-49	44,000	43,230
Occidental Petroleum Corp.	6.450	09-15-36	35,000	43,461
Par Pharmaceutical, Inc. (D)	7.500	04-01-27	30,000	30,245
PDC Energy, Inc.	5.750	05-15-26	100,000	101,034
Penn National Gaming, Inc. (D)	4.125	07-01-29	63,000	59,453
PennyMac Financial Services, Inc. (D)	4.250	02-15-29	80,000	73,600
Post Holdings, Inc. (D)	4.625	04-15-30	70,000	69,125
Post Holdings, Inc. (D)	5.625	01-15-28	83,000	85,433
Presidio Holdings, Inc. (D)	8.250	02-01-28	140,000	145,425
Range Resources Corp. (D)	8.250	01-15-29	25,000	27,559
Reynolds American, Inc.	5.850	08-15-45	130,000	157,869
Royal Caribbean Cruises, Ltd. (D)	5.500	08-31-26	45,000	43,875
Scripps Escrow II, Inc. (D)	5.375	01-15-31	45,000	45,225
Signal Parent, Inc. (D)	6.125	04-01-29	44,000	40,150
SM Energy Company	6.500	07-15-28	65,000	65,650
Specialty Building Products Holdings LLC (D)	6.375	09-30-26	81,000	83,943
Spirit AeroSystems, Inc. (D)	5.500	01-15-25	30,000	30,900
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
SRM Escrow Issuer LLC (D)	6.000	11-01-28	81,000	$83,820
SRS Distribution, Inc. (D)	6.000	12-01-29	89,000	88,001
SRS Distribution, Inc. (D)	6.125	07-01-29	72,000	72,180
STL Holding Company LLC (D)	7.500	02-15-26	45,000	47,025
Sysco Corp.	6.600	04-01-40	50,000	73,820
Sysco Corp.	6.600	04-01-50	10,000	15,709
Targa Resources Partners LP	5.375	02-01-27	42,000	42,945
Terex Corp. (D)	5.000	05-15-29	102,000	103,913
The Dun & Bradstreet Corp. (D)	10.250	02-15-27	39,000	41,438
The Gap, Inc. (D)	3.625	10-01-29	15,000	14,352
The Gap, Inc. (D)	3.875	10-01-31	70,000	66,991
The Hertz Corp. (D)	5.000	12-01-29	45,000	44,100
The Michaels Companies, Inc. (D)	7.875	05-01-29	83,000	82,378
The William Carter Company (D)	5.625	03-15-27	84,000	86,481
TopBuild Corp. (D)	3.625	03-15-29	20,000	19,825
TransDigm, Inc. (D)	6.250	03-15-26	80,000	83,000
United Natural Foods, Inc. (D)	6.750	10-15-28	79,000	84,629
United States Steel Corp.	6.875	03-01-29	80,000	83,800
United Wholesale Mortgage LLC (D)	5.500	11-15-25	30,000	29,850
United Wholesale Mortgage LLC (D)	5.500	04-15-29	80,000	76,167
United Wholesale Mortgage LLC (D)	5.750	06-15-27	88,000	86,460
Victors Merger Corp. (D)	6.375	05-15-29	86,000	80,410
Viper Energy Partners LP (D)	5.375	11-01-27	140,000	144,200
Wabtec Corp.	3.200	06-15-25	20,000	20,970
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	51,000	55,463

Yum! Brands, Inc. (D)	7.750	04-01-25	15,000	15,811
Convertible bonds 1.3%				$1,082,281
(Cost $1,080,540)
Canada 0.1%				94,922
IMAX Corp. (D)	0.500	04-01-26	100,000	94,922
China 0.2%				130,275
NIO, Inc. (D)	0.500	02-01-27	150,000	130,275
Israel 0.0%				13,640
SolarEdge Technologies, Inc., Zero Coupon	0.000	09-15-25	10,000	13,640
Luxembourg 0.1%				113,164
Arrival SA (D)	3.500	12-01-26	109,000	113,164
Singapore 0.0%				9,755
Sea, Ltd.	0.250	09-15-26	10,000	9,755
United States 0.9%				720,525
Airbnb, Inc. (D)(F)	0.231	03-15-26	15,000	14,850
Bandwidth, Inc.	0.250	03-01-26	12,000	12,648
Bloomin’ Brands, Inc.	5.000	05-01-25	4,000	6,820
Cracker Barrel Old Country Store, Inc. (D)	0.625	06-15-26	90,000	84,263
DraftKings, Inc. (D)(F)	4.081	03-15-28	10,000	7,747
Etsy, Inc.	0.125	10-01-26	5,000	15,740
FTI Consulting, Inc.	2.000	08-15-23	10,000	14,885
JetBlue Airways Corp. (D)	0.500	04-01-26	140,000	131,740
John Bean Technologies Corp. (D)	0.250	05-15-26	17,000	18,989
NuVasive, Inc.	0.375	03-15-25	30,000	28,163
Pebblebrook Hotel Trust	1.750	12-15-26	104,000	110,084
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Penn National Gaming, Inc.	2.750	05-15-26	4,000	9,365
Pioneer Natural Resources Company	0.250	05-15-25	30,000	51,735
Royal Caribbean Cruises, Ltd.	4.250	06-15-23	40,000	47,631
Southwest Airlines Company	1.250	05-01-25	7,000	9,402
Splunk, Inc.	1.125	06-15-27	20,000	18,913
Square, Inc.	0.125	03-01-25	10,000	17,900
The Middleby Corp.	1.000	09-01-25	48,000	69,312

Uber Technologies, Inc. (D)(F)	1.839	12-15-25	18,000	16,704

Workday, Inc.	0.250	10-01-22	18,000	33,634
Municipal bonds 1.6%				$1,340,813
(Cost $1,273,923)
Chicago Transit Authority (Illinois)	3.552	12-01-34	95,000	105,943

Chicago Transit Authority (Illinois)	3.912	12-01-40	10,000	11,461
Chicago Transit Authority, Series A (Illinois)	6.899	12-01-40	10,000	14,381
City & County of Denver Company Airport System Revenue (Colorado)	2.717	11-15-34	20,000	20,793
City & County of Denver Company Airport System Revenue (Colorado)	2.867	11-15-37	15,000	15,386
City of Austin Airport System Revenue (Texas)	5.000	11-15-32	25,000	31,617
City of Austin Airport System Revenue (Texas)	5.000	11-15-44	60,000	74,291
City of Houston Airport System Revenue (Texas)	2.385	07-01-31	50,000	51,201
City of Tampa (Florida) (F)	2.803	09-01-36	20,000	13,222
Commonwealth of Massachusetts, GO	2.514	07-01-41	130,000	131,264
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-28	30,000	37,783
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-29	20,000	25,810
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-33	20,000	25,436
County of Miami-Dade Aviation Revenue (Florida)	3.270	10-01-41	10,000	10,329
County of Miami-Dade Aviation Revenue (Florida)	4.000	10-01-35	30,000	35,854
Dallas Fort Worth International Airport (Texas)	3.089	11-01-40	30,000	31,150
District of Columbia	3.432	04-01-42	85,000	91,649
Greater Orlando Aviation Authority (Florida)	5.000	10-01-28	10,000	11,650
Greater Orlando Aviation Authority (Florida)	5.000	10-01-28	25,000	28,878
Iowa Finance Authority	3.250	07-01-50	10,000	10,801
Metropolitan Transportation Authority (New York)	5.000	11-15-29	15,000	18,904
Metropolitan Transportation Authority (New York)	5.000	11-15-50	25,000	30,265
New Jersey Transportation Trust Fund Authority	4.000	06-15-45	10,000	11,405
New York City Transitional Finance Authority	4.000	05-01-45	20,000	23,592
Orange County Convention Center (Florida)	5.000	10-01-31	15,000	17,335
Port Authority of New York & New Jersey	4.000	03-15-30	50,000	58,850
Port Authority of New York & New Jersey	5.000	09-15-33	30,000	36,656
Port of Seattle (Washington)	5.000	10-01-31	30,000	35,071
Port of Seattle (Washington)	5.000	04-01-39	40,000	49,359
San Francisco City & County Airport Commission (California)	2.958	05-01-51	20,000	20,234
San Francisco City & County Airport Commission (California)	4.000	05-01-39	15,000	17,573
San Francisco City & County Airport Commission (California)	5.000	05-01-50	75,000	91,820
State of Hawaii Airports System Revenue	4.000	07-01-35	20,000	23,614
State of Hawaii Airports System Revenue	5.000	07-01-33	70,000	89,226

Triborough Bridge & Tunnel Authority (New York)	5.000	11-15-54	30,000	38,010
Term loans (G) 9.5%				$8,145,385
(Cost $8,121,032)
Canada 0.2%				198,658
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	08-11-28	100,000	99,208
Xplornet Communication, Inc., 2021 Term Loan (1 month LIBOR + 4.000%)	4.500	10-02-28	100,000	99,450
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Luxembourg 0.2%				$198,764
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%)	3.500	02-01-24	100,000	99,275
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.000	05-05-28	99,750	99,489
Netherlands 0.3%				222,241
Diamond BC BV, 2021 Term Loan B (3 month LIBOR + 3.000%)	3.500	09-29-28	125,000	124,241
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%)	2.089	04-30-28	100,000	98,000
United States 8.8%				7,525,722
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%)	3.632	02-15-27	98,500	96,161
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%)	3.875	12-23-27	99,500	97,904
AHP Health Partners, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	08-04-28	110,000	109,588
APX Group, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	07-10-28	100,000	99,594
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%)	3.340	12-23-26	98,304	96,731
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%)	5.340	01-31-28	200,000	198,100
Berlin Packaging LLC, 2021 First Lien Term Loan B (1 and 3 month LIBOR + 3.750%)	4.250	03-11-28	150,000	148,913
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.090	06-15-25	199,486	197,118
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%)	2.328	09-15-23	97,133	96,830
Brand Industrial Services, Inc., 2017 Term Loan (3 month LIBOR + 4.250%)	5.250	06-21-24	99,481	97,911
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	2.840	12-23-24	99,741	98,644
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 3.500%)	3.590	07-21-25	108,900	108,662
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	4.000	10-18-28	125,000	122,813
Core & Main LP, 2021 Term Loan B (1 month LIBOR + 2.500%)	2.592	07-27-28	248,099	245,514
Crown Finance US, Inc., 2018 USD Term Loan (6 month LIBOR + 2.500%)	3.500	02-28-25	125,090	100,541
Crown Finance US, Inc., 2021 Incremental Term Loan B1 (6 month LIBOR + 8.250%)	9.250	05-23-24	5,411	5,722
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	4.090	10-16-26	98,500	98,075
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	4.750	04-09-27	217,250	216,761
E2open LLC, 2020 Term Loan B (3 month LIBOR + 3.500%)	4.000	02-04-28	100,000	99,625
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%)	1.836	08-01-27	96,590	95,003
Flex Acquisition Company, Inc., 2021 Term Loan (3 month LIBOR + 3.500%)	4.000	02-23-28	199,249	197,538
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (3 month LIBOR + 3.750%)	4.500	05-01-28	99,500	99,276
Go Daddy Operating Company LLC, 2021 Term Loan B4 (1 month LIBOR + 2.000%)	2.090	08-10-27	98,750	97,516
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.092	10-21-24	113,713	113,097
Gray Television, Inc., 2018 Term Loan C (1 month LIBOR + 2.500%)	2.586	01-02-26	100,000	98,778
Great Outdoors Group LLC, 2021 Term Loan B (3 month LIBOR + 4.250%)	5.000	03-06-28	114,138	113,995
Harbor Freight Tools USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	3.250	10-19-27	99,000	98,048
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%)	4.089	04-30-25	119,700	118,390
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%)	2.875	04-25-25	98,223	96,303
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%)	4.000	04-25-25	98,504	98,003
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.250	07-01-24	98,980	98,699
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%)	4.250	12-15-27	99,250	98,772
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	3.337	04-03-24	124,351	$121,770
Mitchell International, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.250	10-15-28	170,000	167,639
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	3.750	10-23-28	190,000	189,282
MPH Acquisition Holdings LLC, 2021 Term Loan B (3 month LIBOR + 4.250%)	4.750	08-17-28	225,000	214,072
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	3.340	10-20-25	163,149	159,300
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%)	4.500	02-01-28	99,500	99,145
Phoenix Newco, Inc., 2021 1st Lien Term Loan (H)	TBD	11-15-28	135,000	134,347
Prestige Brands, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.000%)	2.500	07-03-28	96,667	96,143
Proofpoint, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%)	3.750	08-31-28	100,000	98,972
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.590	02-01-27	98,250	96,974
Quikrete Holdings, Inc., 2021 Term Loan B1 (H)	TBD	06-11-28	125,000	124,028
Savage Enterprises LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	09-15-28	134,663	134,263
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%)	2.840	08-14-24	224,097	222,199
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%)	3.340	12-31-25	197,976	193,923
Signal Parent, Inc., Term Loan B (1 month LIBOR + 3.500%)	4.250	04-03-28	249,375	242,934
Solera LLC, USD Term Loan B (6 month LIBOR + 4.000%)	4.500	06-02-28	100,000	99,554
SRS Distribution, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.250	06-02-28	209,475	208,572
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.840	04-16-25	88,339	87,028
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.840	04-16-25	71,711	70,647
Standard Industries, Inc., 2021 Term Loan B (3 month LIBOR + 2.500%)	3.000	09-22-28	165,000	164,441
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.500	08-31-26	139,300	138,662
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%)	3.342	02-06-26	98,506	97,439
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%)	2.340	05-30-25	197,996	194,211
TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan (H)	TBD	03-03-28	18,347	18,129
TricorBraun Holdings, Inc., 2021 Term Loan (H)	TBD	03-03-28	99,780	98,596
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%)	4.000	05-04-26	99,002	98,414
WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	04-13-28	99,750	98,428

Zelis Payments Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	3.586	09-30-26	99,250	97,985
Collateralized mortgage obligations 8.0%				$6,837,262
(Cost $6,712,221)
Commercial and residential 5.3%				4,564,232
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(I)	3.809	04-25-65	50,000	50,794
BANK
Series 2019-BN16, Class B (I)	4.438	02-15-52	50,000	56,261
Series 2021-BN31, Class C (I)	2.545	02-15-54	30,000	28,916
BFLD Trust
Series 2020-OBRK, Class A (1 month LIBOR + 2.050%) (D)(J)	2.143	11-15-28	10,000	10,012
BPR Trust
Series 2021-TY, Class A (1 month LIBOR + 1.050%) (D)(J)	1.150	09-15-38	50,000	49,985
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (D)(I)	3.181	05-25-60	129,000	129,909
Series 2021-A, Class A1 (D)	1.991	04-25-31	90,142	89,687
Series 2021-NQM1, Class M1 (D)(I)	2.316	02-25-49	100,000	99,419
BX Commercial Mortgage Trust
Series 2019-XL, Class C (1 month LIBOR + 1.250%) (D)(J)	1.343	10-15-36	85,000	84,761
BX Trust
Series 2021-MFM1, Class C (1 month LIBOR + 1.200%) (D)(J)	1.293	01-15-34	50,000	49,689
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (D)(J)	1.593	01-15-34	10,000	9,888
Series 2021-MFM1, Class E (1 month LIBOR + 2.250%) (D)(J)	2.343	01-15-34	10,000	9,941
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-VIEW, Class B (1 month LIBOR + 1.800%) (D)(J)	1.893	06-15-23	30,000	$30,000
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class C (D)(I)	5.776	12-15-47	2,581	2,580
CIM Trust
Series 2021-NR2, Class A1 (D)	2.568	07-25-59	83,444	83,423
Series 2021-R4, Class A1 (D)(I)	2.000	05-01-61	88,310	87,917
COLT Mortgage Loan Trust
Series 2021-1, Class A3 (D)(I)	1.373	06-25-66	104,487	103,343
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class AM	4.278	04-10-47	45,000	47,655
Series 2014-CR20, Class AM	3.938	11-10-47	50,000	52,389
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2020-SBX, Class C (D)(I)	2.056	01-10-38	100,000	98,167
Credit Suisse Mortgage Trust
Series 2020-NET, Class D (D)(I)	3.704	08-15-37	100,000	102,307
Series 2020-RPL6, Class A2 (D)(I)	3.276	03-25-59	100,000	98,767
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(I)	4.112	05-25-65	100,000	101,519
Flagstar Mortgage Trust
Series 2021-5INV, Class A5 (D)(I)	2.500	07-25-51	93,722	95,376
FREMF Mortgage Trust
Series 2015-K45, Class C (D)(I)	3.589	04-25-48	25,000	25,801
Series 2015-K49, Class B (D)(I)	3.721	10-25-48	75,000	79,439
Series 2016-K60, Class B (D)(I)	3.536	12-25-49	11,000	11,711
Series 2017-K63, Class C (D)(I)	3.872	02-25-50	35,000	36,976
Series 2017-K65, Class B (D)(I)	4.073	07-25-50	40,000	43,914
Series 2018-K72, Class B (D)(I)	3.992	12-25-50	15,000	16,374
Series 2019-K735, Class B (D)(I)	4.018	05-25-26	80,000	86,543
Series 2019-K95, Class C (D)(I)	3.919	08-25-52	43,000	46,048
Series 2019-K99, Class B (D)(I)	3.646	10-25-52	40,000	43,361
Series 2020-K104, Class C (D)(I)	3.539	02-25-52	25,000	25,496
GS Mortgage Securities Trust
Series 2018-HULA, Class A (1 month LIBOR + 0.920%) (D)(J)	1.016	07-15-25	92,305	92,193
Series 2018-HULA, Class C (1 month LIBOR + 1.450%) (D)(J)	1.546	07-15-25	138,457	137,762
Series 2019-BOCA, Class A (1 month LIBOR + 1.200%) (D)(J)	1.293	06-15-38	100,000	99,939
Series 2021-IP, Class B (1 month LIBOR + 1.150%) (D)(J)	1.250	10-15-36	100,000	100,030
Hawaii Hotel Trust
Series 2019-MAUI, Class A (1 month LIBOR + 1.150%) (D)(J)	1.243	05-15-38	100,000	99,874
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class BFX (D)	3.065	01-16-37	45,000	45,688
Series 2021-MHC, Class C (1 month LIBOR + 1.300%) (D)(J)	1.393	04-15-38	100,000	99,780
JPMorgan Mortgage Trust
Series 2019-7, Class A11 (1 month LIBOR + 0.900%) (D)(J)	0.989	02-25-50	17,791	17,814
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C (1 month LIBOR + 1.000%) (D)(J)	1.093	12-15-37	37,500	36,997
Series 2021-KDIP, Class D (1 month LIBOR + 1.250%) (D)(J)	1.343	12-15-37	7,500	7,373
KNDL Mortgage Trust
Series 2019-KNSQ, Class E (1 month LIBOR + 1.800%) (D)(J)	1.893	05-15-36	100,000	99,844
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1 (D)	3.000	06-25-59	73,511	73,684
LoanCore Issuer, Ltd.
Series 2021-CRE4, Class A (SOFR + 0.914%) (D)(J)	0.959	07-15-35	74,700	74,280
MHC Commercial Mortgage Trust
Series 2021-MHC, Class C (1 month LIBOR + 1.351%) (D)(J)	1.444	04-15-38	100,000	99,749
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C8, Class B (I)	3.558	12-15-48	45,000	45,886
Series 2013-C8, Class C (I)	4.055	12-15-48	65,000	66,040
Morgan Stanley Capital I Trust
Series 2017-CLS, Class F (1 month LIBOR + 2.600%) (D)(J)	2.693	11-15-34	40,000	39,820
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-SUN, Class B (1 month LIBOR + 1.200%) (D)(J)	1.293	07-15-35	25,000	$24,890
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3 (D)(I)	5.326	05-28-52	54,989	57,897
Series 2015-2A, Class B4 (D)(I)	5.481	08-25-55	66,400	70,261
NYMT Loan Trust I
Series 2021-BPL1, Class A1 (D)	2.239	05-25-26	100,000	99,594
OPG Trust
Series 2021-PORT, Class D (1 month LIBOR + 1.131%) (D)(J)	1.231	10-15-36	30,000	29,554
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2 (D)	3.598	02-25-61	100,000	98,774
PRPM LLC
Series 2021-1, Class A1 (D)(I)	2.115	01-25-26	90,762	90,444
Series 2021-2, Class A1 (D)(I)	2.115	03-25-26	85,781	85,337
Series 2021-6, Class A1 (D)	1.793	07-25-26	92,674	92,031
Series 2021-9, Class A1 (D)(I)	2.363	10-25-26	94,928	94,379
Ready Capital Mortgage Financing LLC
Series 2021-FL6, Class AS (1 month LIBOR + 1.200%) (D)(J)	1.300	07-25-36	65,000	64,882
Toorak Mortgage Corp.
Series 2019-2, Class A2	4.213	09-25-22	100,000	100,805
TTAN
Series 2021-MHC, Class B (1 month LIBOR + 1.100%) (D)(J)	1.189	03-15-38	99,954	99,673
Verus Securitization Trust
Series 2020-1, Class A3 (D)	2.724	01-25-60	94,980	95,301
Series 2021-7, Class A2 (D)(I)	2.137	10-25-66	100,000	99,965
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	66,118
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (D)(I)	3.500	07-25-49	12,237	12,329
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C (D)(I)	4.964	06-15-44	56,924	56,877
U.S. Government Agency 2.7%				2,273,030
Federal Home Loan Mortgage Corp.
Series 2013-DN2, Class M2 (1 month LIBOR + 4.250%) (J)	4.339	11-25-23	105,483	108,759
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%) (J)	1.289	10-25-29	27,686	27,694
Series 2018-DNA1, Class M2 (1 month LIBOR + 1.800%) (J)	1.889	07-25-30	83,868	84,187
Series 2018-DNA1, Class M2B (1 month LIBOR + 1.800%) (J)	1.889	07-25-30	100,000	100,175
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%) (J)	2.389	09-25-30	26,793	27,059
Series 2020-DNA5, Class M2 (SOFR + 2.800%) (D)(J)	2.850	10-25-50	19,226	19,349
Series 2020-DNA6, Class M2 (SOFR + 2.000%) (D)(J)	2.050	12-25-50	20,000	20,083
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%) (D)(J)	3.189	03-25-50	89,900	90,801
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%) (D)(J)	5.839	07-25-50	45,000	46,831
Series 2020-HQA4, Class M2 (1 month LIBOR + 3.150%) (D)(J)	3.239	09-25-50	26,940	27,049
Series 2021-DNA1, Class M2 (SOFR + 1.800%) (D)(J)	1.850	01-25-51	25,000	25,023
Series 2021-HQA2, Class M2 (SOFR + 2.050%) (D)(J)	2.100	12-25-33	100,000	100,371
Series 2021-P011, Class X1 IO	1.848	09-25-45	99,743	15,761
Series K031, Class X3 IO	1.663	07-25-41	260,000	5,984
Series K066, Class X1 IO	0.749	06-25-27	284,664	10,477
Series K103, Class X1 IO	0.638	11-25-29	224,690	10,393
Series K104, Class X3 IO	1.961	02-25-47	100,000	13,436
Series K105, Class X1 IO	1.523	03-25-53	169,803	18,444
Series K106, Class X1 IO	1.355	01-25-30	139,662	13,553
Series K112, Class X1 IO	1.433	05-25-30	99,875	10,659
Series K113, Class X1 IO	1.387	06-25-30	99,993	10,313
Series K115, Class X3 IO	2.958	09-25-48	100,000	21,475
Series K123, Class X1 IO	0.775	12-25-30	69,928	4,234
Series K124, Class X1 IO	0.721	12-25-30	99,904	5,782
Series K-1515, Class X1 IO	1.513	02-25-35	199,558	31,162
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K737, Class X1 IO	0.637	10-25-26	113,550	$3,033
Series K740, Class X1 IO	0.759	09-25-27	99,764	3,914
Series Q014, Class X IO	2.801	10-25-55	97,885	22,709
Federal National Mortgage Association
Series 2014-C02, Class 1M2 (1 month LIBOR + 2.600%) (J)	2.689	05-25-24	73,386	74,125
Series 2014-C03, Class 1M2 (1 month LIBOR + 3.000%) (J)	3.089	07-25-24	35,470	36,088
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%) (J)	4.989	11-25-24	47,596	49,505
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%) (J)	3.739	09-25-29	72,545	75,518
Series 2017-C02, Class 2M2C (1 month LIBOR + 3.650%) (J)	3.739	09-25-29	150,000	158,379
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%) (J)	2.939	11-25-29	62,729	64,567
Series 2017-C05, Class 1B1 (1 month LIBOR + 3.600%) (J)	3.689	01-25-30	25,000	25,948
Series 2017-C06, Class 2B1 (1 month LIBOR + 4.450%) (J)	4.539	02-25-30	50,000	52,752
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%) (J)	2.889	02-25-30	60,269	61,435
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%) (J)	4.089	05-25-30	67,000	69,534
Series 2017-C07, Class 2B1 (1 month LIBOR + 4.450%) (J)	4.536	05-25-30	55,000	56,861
Series 2018-C01, Class 1B1 (1 month LIBOR + 3.550%) (J)	3.639	07-25-30	185,912	191,784
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%) (J)	4.089	08-25-30	15,000	15,476
Series 2018-C03, Class 1B1 (1 month LIBOR + 3.750%) (J)	3.839	10-25-30	100,000	104,114
Series 2018-C03, Class 1M2 (1 month LIBOR + 2.150%) (J)	2.239	10-25-30	53,763	54,293
Series 2018-R07, Class 1B1 (1 month LIBOR + 4.350%) (D)(J)	4.439	04-25-31	115,000	118,167
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%) (D)(J)	2.239	11-25-39	49,330	49,435
Series 2019-R03, Class 1B1 (1 month LIBOR + 4.100%) (D)(J)	4.189	09-25-31	20,000	20,451
Series 2020-R01, Class 1B1 (1 month LIBOR + 3.250%) (D)(J)	3.339	01-25-40	75,000	75,035
Series 2020-R01, Class 1M2 (1 month LIBOR + 2.050%) (D)(J)	2.139	01-25-40	29,214	29,323

Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%) (D)(J)	2.089	01-25-40	11,492	11,530
Asset backed securities 6.5%				$5,569,155
(Cost $5,620,759)
Asset backed securities 6.5%				5,569,155
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	180,000	178,230
AMMC CLO, Ltd.
Series 2014-15A, Class ARR (3 month LIBOR + 1.260%) (D)(J)	1.386	01-15-32	149,635	149,673
Bain Capital Credit CLO LLC
Series 2020-4A, Class B (3 month LIBOR + 1.950%) (D)(J)	2.084	10-20-33	250,000	250,577
Bayview Opportunity Master Fund IVa Trust
Series 2016-SPL1, Class A (D)	4.000	04-28-55	45,923	46,170
Series 2017-RT5, Class A (D)(I)	3.500	05-28-69	198,396	200,912
Series 2017-SPL1, Class A (D)(I)	4.000	10-28-64	154,188	156,455
Bayview Opportunity Master Fund IVb Trust
Series 2017-RT6, Class B2 (D)(I)	4.000	10-28-57	100,000	101,555
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	30,000	30,757
BSPRT Issuer, Ltd.
Series 2018-FL4, Class A (1 month LIBOR + 1.050%) (D)(J)	1.143	09-15-35	24,811	24,811
Series 2021-FL6, Class A (1 month LIBOR + 1.100%) (D)(J)	1.193	03-15-36	115,000	115,000
CarMax Auto Owner Trust
Series 2021-2, Class D	1.550	10-15-27	15,000	14,912
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	39,888
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	48,125	50,185
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	52,938	56,059
Drive Auto Receivables Trust
Series 2021-1, Class D	1.450	01-16-29	90,000	89,761
Series 2021-2, Class D	1.390	03-15-29	115,000	112,993
First Investors Auto Owner Trust
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	$187,374
FirstKey Homes Trust
Series 2021-SFR2, Class E2 (D)	2.358	09-17-38	115,000	111,259
Flagship Credit Auto Trust
Series 2021-3, Class C (D)	1.460	09-15-27	255,000	251,427
Series 2021-3, Class D (D)	1.650	09-15-27	51,000	50,212
FS Rialto
Series 2021-FL3, Class A (1 month LIBOR + 1.250%) (D)(J)	1.350	11-16-36	105,000	105,000
Greystone Commercial Real Estate Notes
Series 2021-FL3, Class B (1 month LIBOR + 1.650%) (D)(J)	1.737	07-15-39	100,000	99,903
LAD Auto Receivables Trust
Series 2021-1A, Class B (D)	1.940	11-16-26	40,000	40,109
Lendbuzz Securitization Trust
Series 2021-1A, Class A (D)	1.460	06-15-26	118,192	118,009
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2017-26A, Class BR (3 month LIBOR + 1.400%) (D)(J)	1.533	10-18-30	250,000	249,788
Palmer Square Loan Funding, Ltd.
Series 2021-3A, Class A2 (3 month LIBOR + 1.400%) (D)(J)	1.547	07-20-29	250,000	249,894
Series 2021-4A, Class C (3 month LIBOR + 2.600%) (D)(J)	2.732	10-15-29	250,000	247,808
Progress Residential Trust
Series 2019-SFR1, Class E (D)	4.466	08-17-35	115,000	115,149
Series 2020-SFR3, Class E (D)	2.296	10-17-27	100,000	98,286
Series 2021-SFR2, Class E1 (D)	2.547	04-19-38	100,000	98,512
Series 2021-SFR3, Class D (D)	2.288	05-17-26	100,000	99,034
Series 2021-SFR5, Class B (D)	1.658	07-17-38	100,000	97,758
Series 2021-SFR8, Class E2 (D)	2.532	10-17-38	125,000	122,415
Sixth Street CLO XVI, Ltd.
Series 2020-16A, Class E (3 month LIBOR + 7.320%) (D)(J)	7.452	10-20-32	150,000	150,361
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	44,438	46,246
Series 2021-1A, Class A2I (D)	2.190	08-20-51	29,950	29,186
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	70,000	68,808
Taconic Park CLO, Ltd.
Series 2016-1A, Class BR (3 month LIBOR + 1.900%) (D)(J)	2.034	01-20-29	250,000	250,340
Textainer Marine Containers LLC
Series 2021-3A, Class A (D)	1.940	08-20-46	264,600	259,116
Towd Point Mortgage Trust
Series 2019-3, Class M1 (D)(I)	4.250	02-25-59	150,000	159,294
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	98,127
Vantage Data Centers LLC
Series 2019-1A, Class A2 (D)	3.188	07-15-44	34,213	34,975
Venture CDO, Ltd.
Series 2013-13A, Class DR (3 month LIBOR + 3.300%) (D)(J)	3.428	09-10-29	175,000	172,832
Series 2018-34A, Class A (3 month LIBOR + 1.230%) (D)(J)	1.356	10-15-31	200,000	200,007
VOLT XCIV LLC
Series 2021-NPL3, Class A1 (D)	2.240	02-27-51	76,516	76,343
VOLT XCV LLC
Series 2021-NPL4, Class A1 (D)	2.240	03-27-51	63,860	63,645

	Shares	Value
Preferred securities 0.0%		$25,123
(Cost $26,571)
United States 0.0%		25,123

Becton, Dickinson and Company, 6.000%	476	23,900

Fluor Corp., 6.500% (D)	1	1,223
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Exchange-traded funds 6.0%		$5,093,577
(Cost $5,171,649)
iShares JP Morgan USD Emerging Markets Bond ETF	35,600	3,825,932

SPDR Bloomberg Convertible Securities ETF	15,100	1,267,645

	Yield (%)	Shares	Value
Short-term investments 4.8%			$4,092,506
(Cost $4,092,506)
Short-term funds 4.8%			4,092,506
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(K)	4,092,506	4,092,506

Total investments (Cost $94,163,505) 107.1%	$91,382,257
Other assets and liabilities, net (7.1%)	(6,080,657)
Total net assets 100.0%	$85,301,600

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CPI	Consumer Price Index
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Non-income producing security.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	15

(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $18,889,491 or 22.1% of the fund’s net assets as of 11-30-21.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(K)	The rate shown is the annualized seven-day yield as of 11-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Canada Government Bond Futures	14	Long	Mar 2022	$1,534,297	$1,547,019	$12,722
10-Year U.S. Treasury Note Futures	8	Long	Mar 2022	1,038,296	1,046,500	8,204
10-Year Australian Treasury Bond Futures	5	Short	Dec 2021	(488,511)	(496,623)	(8,112)
10-Year Mini Japan Government Bond Futures	1	Short	Dec 2021	(134,167)	(134,480)	(313)
2-Year U.S. Treasury Note Futures	57	Short	Mar 2022	(12,444,387)	(12,467,859)	(23,472)
5-Year Canada Government Bond Futures	2	Short	Mar 2022	(189,789)	(190,301)	(512)
5-Year U.S. Treasury Note Futures	5	Short	Mar 2022	(605,889)	(606,992)	(1,103)
Euro-BTP Italian Government Bond Futures	3	Short	Dec 2021	(519,143)	(515,789)	3,354
Euro-Buxl Futures	5	Short	Dec 2021	(1,190,233)	(1,236,850)	(46,617)
German Euro BUND Futures	34	Short	Dec 2021	(6,552,198)	(6,646,487)	(94,289)
U.K. Long Gilt Bond Futures	6	Short	Mar 2022	(1,006,220)	(1,007,676)	(1,456)
U.S. Treasury Long Bond Futures	5	Short	Mar 2022	(791,616)	(810,625)	(19,009)
Ultra U.S. Treasury Bond Futures	10	Short	Mar 2022	(1,932,240)	(2,005,625)	(73,385)
						$(243,988)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	846,000	USD	608,684	MSI	12/31/2021	—	$(5,349)
BRL	1,420,000	USD	254,960	BOA	12/2/2021	—	(2,374)
BRL	12,113,000	USD	2,164,973	CITI	12/2/2021	—	(10,344)
CAD	660,000	USD	520,291	BARC	12/31/2021	—	(3,424)
CHF	1,461,000	USD	1,567,126	GSI	12/30/2021	$26,334	—
CLP	1,203,887,000	USD	1,484,448	MSI	12/30/2021	—	(33,863)
COP	4,126,471,000	USD	1,034,177	CITI	12/30/2021	—	(4,501)
EUR	550,000	USD	617,315	BARC	12/31/2021	7,246	—
GBP	461,000	USD	613,387	BARC	12/31/2021	163	—
GBP	1,460,000	USD	1,950,630	JPM	12/31/2021	—	(7,499)
HUF	447,761,000	USD	1,361,534	BOA	12/30/2021	31,414	—
IDR	21,938,000,000	USD	1,528,567	CITI	12/30/2021	—	(1,114)
INR	103,527,000	USD	1,385,857	JPM	12/31/2021	—	(10,495)
JPY	437,487,000	USD	3,805,088	GSI	12/30/2021	67,646	—
NOK	5,200,000	USD	583,146	GSI	12/30/2021	—	(8,285)
NZD	2,744,000	USD	1,885,444	BARC	12/31/2021	—	(13,129)
PHP	6,810,000	USD	134,558	MSI	12/31/2021	568	—
PLN	4,169,000	USD	1,000,588	BARC	12/30/2021	12,635	—
RUB	118,188,000	USD	1,566,774	BARC	12/30/2021	16,363	—
THB	17,277,000	USD	517,198	CITI	12/30/2021	—	(4,399)
TRY	7,749,000	USD	601,047	GSI	12/31/2021	—	(42,240)
USD	1,327,448	AUD	1,845,000	MSI	12/31/2021	11,666	—
USD	252,674	BRL	1,420,000	BOA	12/2/2021	88	—
USD	2,160,913	BRL	12,113,000	CITI	12/2/2021	6,285	—
USD	611,912	BRL	3,454,000	CITI	12/30/2021	1,043	—
USD	2,128,949	BRL	11,987,000	CITI	1/4/2022	11,113	—
USD	3,943,175	CAD	5,002,000	BARC	12/31/2021	25,948	—
USD	187,007	CHF	173,000	GSI	12/30/2021	—	(1,678)
USD	1,138,804	CLP	923,570,000	MSI	12/30/2021	25,976	—
USD	1,448,531	CZK	32,886,000	BARC	12/31/2021	—	(13,330)
USD	8,090,643	EUR	7,207,594	BARC	12/31/2021	—	(94,049)
USD	1,010,918	HUF	330,833,000	BOA	12/30/2021	—	(18,277)
USD	2,052,749	ILS	6,460,000	BOA	12/31/2021	165	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	4,328,797	JPY	497,700,000	GSI	12/30/2021	—	$(76,956)
USD	6,823,033	KRW	8,095,801,000	MSI	12/30/2021	—	(16,752)
USD	1,932,971	MXN	41,820,000	CITI	12/31/2021	—	(5,841)
USD	3,653,407	NOK	32,578,000	GSI	12/30/2021	$51,908	—
USD	1,734,279	NZD	2,524,000	BARC	12/31/2021	12,077	—
USD	1,909,152	RUB	144,015,000	BARC	12/30/2021	—	(19,938)
USD	1,419,978	SEK	12,856,000	MSI	12/30/2021	—	(7,941)
USD	1,472,685	SGD	2,014,000	MSI	12/31/2021	—	(3,084)
ZAR	12,579,000	USD	791,630	MSI	12/31/2021	—	(3,983)
						$308,638	$(408,845)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	390,000	USD	USA CPI All Urban Consumers	Fixed 2.614%	At Maturity	At Maturity	Jun 2026	—	$(16,382)	$(16,382)
BOA	4,070,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(550)	(831)	(1,381)
BOA	810,000	USD	USA CPI All Urban Consumers	Fixed 2.402%	At Maturity	At Maturity	Mar 2026	—	(48,860)	(48,860)
BOA	810,000	USD	Fixed 2.354%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2031	—	59,071	59,071
CITI	9,190,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(15,797)	12,699	(3,098)
CITI	6,100,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(8,649)	6,587	(2,062)
CITI	13,410,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(33,751)	24,930	(8,821)
CITI	5,220,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.635%	Quarterly	Quarterly	Sep 2026	—	6,789	6,789
CITI	9,680,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.560%	Quarterly	Quarterly	Sep 2026	3,286	4,216	7,502
CITI	210,000	USD	Fixed 2.289%	USA CPI All Urban Consumers	At Maturity	At Maturity	Jul 2030	—	19,191	19,191
JPM	210,000	GBP	UK RPI	Fixed 3.399%	At Maturity	At Maturity	Aug 2051	—	(35,123)	(35,123)
								$(55,461)	$32,287	$(23,174)
Centrally cleared	510,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	(5,490)	(5,490)
Centrally cleared	510,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	(5,628)	(5,628)
Centrally cleared	1,290,000	CAD	CAD BA CDOR	Fixed 1.269%	Semi-Annual	Semi-Annual	Sep 2026	—	(26,350)	(26,350)
Centrally cleared	880,000	CAD	CAD CORRA Compounded OIS	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	(9,035)	(9,035)
Centrally cleared	720,000	CAD	CAD CORRA Compounded OIS	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(7,840)	(7,840)
Centrally cleared	3,270,000	CAD	CAD CORRA Compounded OIS	Fixed 1.530%	Semi-Annual	Semi-Annual	Dec 2026	—	(5,892)	(5,892)
Centrally cleared	8,650,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(20,285)	7,632	(12,653)
Centrally cleared	2,700,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	2,801	—	2,801
Centrally cleared	29,886,600	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	24,866	(52,495)	(27,629)
Centrally cleared	34,270,000	MXN	MXN TIIE Banxico	Fixed 6.910%	Monthly	Monthly	Sep 2031	1,894	(61,345)	(59,451)
Centrally cleared	25,240,000	MXN	MXN TIIE Banxico	Fixed 7.590%	Monthly	Monthly	Dec 2031	(3,176)	13,531	10,355
Centrally cleared	230,000	GBP	Fixed 0.590%	GBP SONIA Compounded OIS	Annual	Annual	Dec 2051	638	1,211	1,849
Centrally cleared	180,000	GBP	Fixed 0.840%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(7,800)	(36,785)	(44,585)
Centrally cleared	160,000	GBP	Fixed 0.500%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(5,976)	(2,193)	(8,169)
								$(7,038)	$(190,679)	$(197,717)
								$(62,499)	$(158,392)	$(220,891)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	People’s Republic of China	120,000	USD	$120,000	1.000%	Quarterly	Dec 2026	$(3,177)	$241	$(2,936)
CITI	Republic of Indonesia	175,000	USD	175,000	1.000%	Quarterly	Dec 2026	(1,689)	347	(1,342)
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.AAA.11	600,000	USD	$600,000	0.500%	Monthly	Nov 2054	$(4,785)	$1,102	$(3,683)
GSI	CMBX.NA.AAA.10	600,000	USD	600,000	0.500%	Monthly	Nov 2059	(6,810)	2,189	(4,621)
GSI	CMBX.NA.AAA.10	600,000	USD	600,000	0.500%	Monthly	Nov 2059	(5,253)	632	(4,621)
GSI	CMBX.NA.AAA.12	610,000	USD	610,000	0.500%	Monthly	Aug 2061	(4,101)	1,595	(2,506)
GSI	CMBX.NA.AAA.13	620,000	USD	620,000	0.500%	Monthly	Dec 2072	(1,428)	1,594	166
JPM	Republic of Korea	2,110,000	USD	2,110,000	1.000%	Quarterly	Dec 2024	(44,208)	(15,413)	(59,621)
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(46,641)	(15,358)	(61,999)
MSI	Government of Malaysia	400,000	USD	400,000	1.000%	Quarterly	Dec 2025	(10,367)	1,385	(8,982)
MSI	Government of Malaysia	80,000	USD	80,000	1.000%	Quarterly	Dec 2026	(1,780)	81	(1,699)
MSI	CMBX.NA.BBB-.7	440,000	USD	440,000	3.000%	Monthly	Jan 2047	9,527	75,466	84,993
MSI	CMBX.NA.AAA.11	600,000	USD	600,000	0.500%	Monthly	Nov 2054	(4,907)	1,224	(3,683)
MSI	CMBX.NA.AAA.11	960,000	USD	960,000	0.500%	Monthly	Nov 2054	(8,663)	2,770	(5,893)
MSI	CMBX.NA.BBB-.8	460,000	USD	460,000	3.000%	Monthly	Oct 2057	21,340	38,910	60,250
MSI	CMBX.NA.AAA.10	960,000	USD	960,000	0.500%	Monthly	Nov 2059	(8,858)	1,465	(7,393)
MSI	CMBX.NA.AAA.12	610,000	USD	610,000	0.500%	Monthly	Aug 2061	(458)	(2,048)	(2,506)
MSI	CMBX.NA.AAA.12	950,000	USD	950,000	0.500%	Monthly	Aug 2061	(7,128)	3,226	(3,902)
MSI	CMBX.NA.AAA.13	610,000	USD	610,000	0.500%	Monthly	Dec 2072	4,228	(4,065)	163
MSI	CMBX.NA.AAA.13	950,000	USD	950,000	0.500%	Monthly	Dec 2072	(5,180)	5,434	254
				$14,545,000				$(130,338)	$100,777	$(29,561)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	260,000	EUR	300,495	5.000%	Quarterly	Dec 2026	(35,067)	3,452	(31,615)
				$300,495				$(35,067)	$3,452	$(31,615)
				$14,845,495				$(165,405)	$104,229	$(61,176)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Panama	0.949%	25,000	USD	$25,000	1.000%	Quarterly	Jun 2026	$221	$(114)	$107
CITI	Republic of Panama	0.949%	25,000	USD	25,000	1.000%	Quarterly	Jun 2026	277	(170)	107
GSI	Republic of Panama	0.949%	20,000	USD	20,000	1.000%	Quarterly	Jun 2026	186	(101)	85
MSI	Republic of Panama	0.949%	25,000	USD	25,000	1.000%	Quarterly	Jun 2026	232	(125)	107
					$95,000				$916	$(510)	$406
Centrally cleared	CDX.NA.IG.36	0.525%	270,000	USD	270,000	1.000%	Quarterly	Jun 2026	6,190	39	6,229
Centrally cleared	CDX.NA.HY.37	3.300%	100,000	USD	100,000	5.000%	Quarterly	Dec 2026	9,316	(731)	8,585
Centrally cleared	iTraxx Europe Series 36 Version 1	0.579%	1,095,000	EUR	1,265,546	1.000%	Quarterly	Dec 2026	32,672	(3,762)	28,910
					$1,635,546				$48,178	$(4,454)	$43,724
					$1,730,546				$49,094	$(4,964)	$44,130

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,435,000	Dec 2021	GSI	—	$77	$77
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	630,000	Dec 2021	GSI	—	4,283	4,283
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	1,620,000	Dec 2021	GSI	—	(22,838)	(22,838)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	225,000	Dec 2021	JPM	—	12	12
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	1,620,000	Dec 2021	MSI	—	(20,930)	(20,930)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	1,320,000	Dec 2021	MSI	—	21,964	21,964
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	180,000	Dec 2021	MSI	—	3,120	3,120
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,470,000	Dec 2021	MSI	—	$(12,834)	$(12,834)
								—	$(27,146)	$(27,146)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
RPI	Retail Price Index
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

SONIA	Sterling Overnight Interbank Average Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	21

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$14,177,072	—	$14,177,072	—
Foreign government obligations	37,515,365	—	37,515,365	—
Corporate bonds	7,503,718	—	7,503,718	—
Convertible bonds	1,082,281	—	1,082,281	—
Municipal bonds	1,340,813	—	1,340,813	—
Term loans	8,145,385	—	8,145,385	—
Collateralized mortgage obligations	6,837,262	—	6,837,262	—
Asset backed securities	5,569,155	—	5,569,155	—
Preferred securities	25,123	$23,900	1,223	—
Exchange-traded funds	5,093,577	5,093,577	—	—
Short-term investments	4,092,506	4,092,506	—	—
Total investments in securities	$91,382,257	$9,209,983	$82,172,274	—
Derivatives:
Assets
Futures	$24,280	$24,280	—	—
Forward foreign currency contracts	308,638	—	$308,638	—
Swap contracts	326,970	—	326,970	—
Liabilities
Futures	(268,268)	(268,268)	—	—
22	|

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Forward foreign currency contracts	$(408,845)	—	$(408,845)	—
Swap contracts	(592,053)	—	(592,053)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$1,337,275	$(1,337,262)	$(13)	—	$36	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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